Share-based compensation - RSUs valuation (Details)	12 Months Ended
Dec. 31, 2019 EUR (€) Y € / shares
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Restricted Stock Units With Grant Date May 8 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares	€ 14.79
Exercise price	€ 1
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Expected life (years) | €	1
Expected volatility	40.00%
Fair value, RSUs | €	€ 13.79
Restricted Stock Units With Grant Date May 10 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares	€ 10.90
Exercise price	€ 1
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Expected life (years) | €	2
Expected volatility	40.00%
Fair value, RSUs | €	€ 9.90
Restricted Stock Units With Grant Date May 22 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of shares	€ 10.02
Exercise price	€ 1
Risk-free interest rate	0.00%
Expected dividend yield	0.00%
Expected life (years) | Y	2.25
Expected volatility	40.00%
Fair value, RSUs | €	€ 9.02